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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Venture Investors, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-13588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Krupka
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael Krupka              Boston, MA                  11/14/11
--------------------------  --------------------------  -----------------------
      [Signature]                [City, State]                  [Date]

* Michael Krupka is the Managing Director of Bain Capital Venture Investors, LLC, which is the administrative member of Bain Capital Venture Integral Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                          ---------

Form 13F Information Table Entry Total:           4
                                          ---------

Form 13F Information Table Value Total:     295,939
                                          ---------
                                          (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-13589                     Bain Capital Venture Integral
                                        Investors, LLC

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                      Bain Capital Venture Investors, LLC
                   Form 13F Information Table as of 9/30/11

                                                                                VOTING
                   TITLE OF                    VALUE    OTHER   INVESTMENT    AUTHORITY
 NAME OF ISSUER     CLASS     CUSIP   SHARES  (x$1000) MANAGERS DISCRETION Sole Shared None
------------------ -------- --------- ------- -------- -------- ---------- ---- ------ ----
NANOSPHERE INC     COM      63009F105 1791601   1,792              Sole     X
VONAGE HLDGS CORP  COM      92886T201 1747634   4,544              Sole     X
TENGION INC        COM      88034G109  541442     292              Sole     X
LINKEDIN CORP      COM CL A 53578A108 3705318 289,311              Sole     X